Income Taxes - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefit
Balance at January 1	$ 904	$ 1,681	$ 1,873
Additions for tax positions of the current year			7
Additions for tax positions of the prior years			0
Settlement with the taxing authority			0
Lapse of statute of limitations	(343)	(777)	(199)
Balance at December 31	$ 561	$ 904	$ 1,681